Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”), and non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company for the fiscal years listed below.

	John J. Gebbia - PEO		Andrew H. Reich - Former PEO		Non-PEO NEO		Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(4)	Investment Based On Total Shareholder Return (“TSR”)(5)	Net Income / (Loss) thousands(6)
2025	$1,515,000	$1,515,000	$—	$—	$612,000	$612,000	$258.09	$5,121
2024	$1,310,000	$1,310,000	$—	$—	$584,000	$584,000	$232.35	$13,303
2023	$612,000	$612,000	$551,000	$551,000	$—	$—	$123.53	$7,844

(1)	Represents the amounts of total compensation reported for each PEO and our Non-PEO NEO as applicable for each corresponding year in the “Total” column of the applicable Summary Compensation Table.
(2)
Andrew H. Reich (with respects to 2023, “Former PEO”) was our PEO from January 1, 2023 until May 24, 2023, upon appointment of Mr. Gebbia as PEO. Mr. Gebbia has served as our PEO since May 24, 2023. There were no Non-PEO NEOs for the year ended December 31, 2023. For the years ended December 31, 2025 and 2024, Mr. Reich was the only Non-PEO NEO. References to “average” amounts for our Non-PEO NEOs in this disclosure with respect to 2025 and 2024 are referring to amounts with respect to Mr. Reich. In prior years, our proxy statement disclosure treated Mr. Reich as both a PEO and a Non-PEO NEO for 2023; this disclosure corrects that characterization.

(3)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Reported Summary Compensation Table Total for PEO	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to PEO
2025	$1,515,000	$—	$1,515,000
2024	$1,310,000	$—	$1,310,000
2023	$612,000	$—	$612,000

Year	Reported Summary Compensation Table Total for Former PEO	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to Andrew H. Reich
2023	$551,000	$—	$551,000

(a)
In accordance with Item 402(v) of Regulation S-K, for the years covered by the Pay Versus Performance table, no adjustments to the Summary Compensation Table totals were required to determine “compensation actually paid,” because during such years the applicable officers did not receive or hold equity awards or participate in any defined benefit or actuarial pension plans.

(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the Non-PEO NEO for each applicable year:

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to Andrew H. Reich
2025	$612,000	$—	$612,000
2024	$584,000	$—	$584,000

(5)
For each covered fiscal year, our TSR was calculated based on the cumulative total shareholder return on the applicable stock, based on a deemed fixed investment of $100 at market close on December 31, 2022.

(6)	The dollar amounts reported represent the amount of net income/ (loss) reflected in our consolidated audited financial statements for the applicable years.

Named Executive Officers, Footnote
(2)
Andrew H. Reich (with respects to 2023, “Former PEO”) was our PEO from January 1, 2023 until May 24, 2023, upon appointment of Mr. Gebbia as PEO. Mr. Gebbia has served as our PEO since May 24, 2023. There were no Non-PEO NEOs for the year ended December 31, 2023. For the years ended December 31, 2025 and 2024, Mr. Reich was the only Non-PEO NEO. References to “average” amounts for our Non-PEO NEOs in this disclosure with respect to 2025 and 2024 are referring to amounts with respect to Mr. Reich. In prior years, our proxy statement disclosure treated Mr. Reich as both a PEO and a Non-PEO NEO for 2023; this disclosure corrects that characterization.

Adjustment To PEO Compensation, Footnote
(3)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Reported Summary Compensation Table Total for PEO	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to PEO
2025	$1,515,000	$—	$1,515,000
2024	$1,310,000	$—	$1,310,000
2023	$612,000	$—	$612,000

Year	Reported Summary Compensation Table Total for Former PEO	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to Andrew H. Reich
2023	$551,000	$—	$551,000

(a)
In accordance with Item 402(v) of Regulation S-K, for the years covered by the Pay Versus Performance table, no adjustments to the Summary Compensation Table totals were required to determine “compensation actually paid,” because during such years the applicable officers did not receive or hold equity awards or participate in any defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount			$ 612,000	$ 584,000	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount			$ 612,000	584,000	0
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the Non-PEO NEO for each applicable year:

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Adjustments to Determine Compensation Actually Paid(a)	Compensation Actually Paid to Andrew H. Reich
2025	$612,000	$—	$612,000
2024	$584,000	$—	$584,000

Compensation Actually Paid vs. Total Shareholder Return
The objectives of our executive compensation program are (1) to enhance our long-term value by driving growth and profitability consistent with our board-approved annual financial and long-term strategic plans, (2) to assist us in attracting and retaining high quality talent, (3) to reward past performance and motivate future performance, and (4) to align executive officers’ long-term interests with those of our shareholders. While we do not utilize a set formula for allocating compensation among the elements of total compensation, our compensation program is designed to reward performance by tying a substantial portion of each executive officer’s total potential compensation to individual performance and our overall performance. Key factors include the executive officer’s performance; the nature, scope and level of the executive officer’s responsibilities; and the executive officer’s contribution to our overall financial results. Our approach to compensation complements our practices of real-time risk assessment and daily measurement of financial performance in the various parts of our businesses, which also act as disincentives to excessive risk-taking.
The compensation actually paid to our PEOs and Non-PEO NEO during the fiscal years covered by the Pay Versus Performance table generally increased over time, as did our TSR. Our net income during those fiscal years increased for 2024, but then decreased for 2025.

Compensation Actually Paid vs. Net Income
The objectives of our executive compensation program are (1) to enhance our long-term value by driving growth and profitability consistent with our board-approved annual financial and long-term strategic plans, (2) to assist us in attracting and retaining high quality talent, (3) to reward past performance and motivate future performance, and (4) to align executive officers’ long-term interests with those of our shareholders. While we do not utilize a set formula for allocating compensation among the elements of total compensation, our compensation program is designed to reward performance by tying a substantial portion of each executive officer’s total potential compensation to individual performance and our overall performance. Key factors include the executive officer’s performance; the nature, scope and level of the executive officer’s responsibilities; and the executive officer’s contribution to our overall financial results. Our approach to compensation complements our practices of real-time risk assessment and daily measurement of financial performance in the various parts of our businesses, which also act as disincentives to excessive risk-taking.
The compensation actually paid to our PEOs and Non-PEO NEO during the fiscal years covered by the Pay Versus Performance table generally increased over time, as did our TSR. Our net income during those fiscal years increased for 2024, but then decreased for 2025.

Total Shareholder Return Amount			$ 258.09	$ 232.35	123.53
PEO Name	Andrew H. Reich	Mr. Gebbia	Mr. Gebbia	Mr. Gebbia
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 5,121,000	$ 13,303,000	7,844,000
John J. Gebbia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,515,000	1,310,000	612,000
PEO Actually Paid Compensation Amount			1,515,000	1,310,000	612,000
Andrew H. Reich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	551,000
PEO Actually Paid Compensation Amount			0	0	551,000
PEO | John J. Gebbia [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Andrew H. Reich [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0